Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Long-Term Contracts, Contract Price	$ 5,355	$ 3,807
Long-Term Contracts, Commitments Amount	4,086	3,087
Security Deposit	1,256	986
Operating Leases, Rent Expense, Net	2,082	2,126	$ 2,652
Contractual Obligation	$ 95,210	$ 153,422
Lease Expiration Period	The lease arrangement will expire gradually from 2016 to 2024.
Minimum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	0.50%
Maximum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	2.00%